ORDINARY SHARES (Details Narrative) - $ / shares	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Common stock shares issued	11,205,435	11,205,435
Common stock shares outstanding	11,205,435	11,205,435
Common stock per share	$ 0.0004	$ 0.0004
Voting rights	one
Common Class B [Member]
Common stock shares issued	6,853,674	6,853,674
Common stock shares outstanding	6,853,674	6,853,674
Common stock per share	$ 0.0004	$ 0.0004
Voting rights	twenty